Investment in Associates and Joint Ventures (Details Narrative) $ / shares in Units, $ in Millions, $ in Billions	1 Months Ended	3 Months Ended		6 Months Ended
	Oct. 31, 2021 CAD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Investment in Schwab	$ 11,112	$ 9,726		$ 9,726
Charles Schwab Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	13.41%			13.37%
Fair value of outstanding shares	$ 26,000	22,000		$ 22,000		$ 17	$ 21
Closing price of shares | $ / shares						$ 66.33	$ 82.03
Percentage of voting common shares				9.90%
Investment in Schwab	$ 11,100	9,700		$ 9,700
Share of net income from investment in Schwab		$ 202	$ 222	$ 433	$ 391